Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Jun. 30, 2022
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	4,400,000	4,400,000
Ordinary shares, shares issued	1,828,693	1,828,693
Ordinary shares, shares outstanding	1,828,693	1,828,693
Class B Ordinary Shares
Ordinary shares, shares authorized	600,000	600,000
Ordinary shares, shares issued	576,308	576,308
Ordinary shares, shares outstanding	576,308	576,308